Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Borrowings [abstract]
Disclosure of Interest-Bearing Loans and Borrowings from Credit Institutions

(EUR thousand)	As of March 31
Interest-bearing loans and borrowings from credit institutions	2024	2023
Long-term financing - Senior debt facility	—	630,000
Capitalized financing fees - Senior debt facility	—	(4,704)
Long-term financing - Term loan facility	610,000	—
Capitalized financing fees - Term loan facility	(23,849)	—
Revolving Credit Facility (RCF)	—	99,000
Supplemental Liquidity Facility (SLF)	—	61,324
Other bank loans	2,716	3,216
Total	588,867	788,836
Current portion	889	61,945
Non-current portion	587,978	726,891
Total	588,867	788,836

Schedule of Borrowings' Interest Conditions	The respective margins are dependent on the Net Leverage Ratio, which is calculated based on the annual financial statements of Global Blue Acquisition BV, as per the below table:

Net Leverage Ratio	Margin
SSTL
> 3.30x	5.00%
≤ 3.30x > 2.80x	4.75%
≤ 2.80x	4.50%

SSRF
> 3.85x	4.50%
≤ 3.85x > 3.60x	4.25%
≤ 3.60x > 3.35x	4.00%
≤ 3.35x > 3.10x	3.75%
≤ 3.10x	3.50%
≤ 3.35x > 3.10x	3.75%
≤ 3.10x	3.50%

Schedule of Security Pledges

(EUR thousand)	As of March 31
Security	2024	2023
Pledge of shares of consolidated companies	29,243	148,137
Pledge of receivables	36,775	46,321
Pledge of cash and cash equivalents	2,471	11,470